April 6, 2006

Securities and Exchange Commission

OFIS Filer Support

Mail Stop 0-7

SEC Operations Center

6432 General Green Way

Alexandria, VA 22312-2413

Re:	J. C. Penney Company, Inc. Annual Report on Form
10-K for the 52 Week Period Ended January 28, 2006

Ladies and Gentlemen:

Pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy, including all exhibits, of the Company’s Annual Report on Form 10-K for the 52 week period ended January 28, 2006.

If any member of the Commission Staff has any questions regarding the enclosed Form 10-K or any matter related thereto, please call the undersigned collect at (972) 431-1211.

Very truly yours,

/s/ Salil R. Virkar

Salil R. Virkar Senior Managing Counsel

Enclosure